Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended												12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) used in basic and diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax														$ 114,417	$ (181,605)	$ 76,728
Loss from discontinued operations, net of tax														0	0	(3,125)
Net income (loss) attributable to Diebold, Incorporated		$ 29,956	$ 33,020	$ 41,635	$ 9,806	$ (41,434)		$ (21,690)		$ (105,035)		$ (13,446)		$ 114,417	$ (181,605)	$ 73,603
Denominator
Weighted-average number of common shares used in basic earnings (loss) per share (shares)		64,631	64,615	64,588	64,254	63,928		63,825		63,700		63,311		64,530	63,659	63,061
Effect of dilutive shares (1) (shares)	[1]													624	0	853
Weighted-average number of shares used in diluted earnings (loss) per share (shares)		65,380	65,293	65,224	64,809	63,928	[2]	63,825	[2]	63,700	[2]	63,311	[2]	65,154	63,659	63,914
Basic earnings (loss) per share
Income (loss) from continuing operations, net of tax (USD per share)														$ 1.77	$ (2.85)	$ 1.22
Loss from discontinued operations, net of tax (USD per share)														0.00	0.00	(0.05)
Net (loss) income attributable to Diebold, Incorporated (USD per share)		$ 0.46	$ 0.51	$ 0.64	$ 0.15	$ (0.65)		$ (0.34)		$ (1.65)		$ (0.21)		1.77	(2.85)	1.17
Diluted earnings (loss) per share
Income (loss) from continuing operations, net of tax (USD per share)														1.76	(2.85)	1.20
Loss from discontinued operations, net of tax (USD per share)														0.00	0.00	(0.05)
Net (loss) income attributable to Diebold, Incorporated		$ 0.46	$ 0.51	$ 0.64	$ 0.15	$ (0.65)		$ (0.34)		$ (1.65)		$ (0.21)		$ 1.76	$ (2.85)	$ 1.15
Anti-dilutive shares
Anti-dilutive shares not used in calculating diluted weighted-average shares (shares)														1,053	2,597	2,201
Incremental shares, excluded from dilutive calculation, due to resulting in operating loss						508		479		447		659			545

[1]	Incremental shares of 545 thousand were excluded from the computation of diluted EPS for the year ended December 31, 2013 because their effect is anti-dilutive due to the loss from continuing operations.
[2]	Incremental shares of 659 thousand, 447 thousand, 479 thousand and 508 thousand were excluded from the computation of diluted EPS for the first, second, third and fourth quarter of 2013 because their effect is anti-dilutive due to the loss from continuing operations.